NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NATURE OF OPERATIONS

Sierra Wireless, Inc., together with its subsidiaries (collectively, "the company", "we", "our") was incorporated under the Canada Business Corporations Act on May 31, 1993. Sierra Wireless is an Internet of Things (“IoT”) pioneer that empowers businesses and industries to transform and thrive in the connected economy.  Sierra Wireless provides an integrated device-to-cloud solution comprised of embedded and networking solutions seamlessly connected with our IoT platform and connectivity services.  Original Equipment Manufacturers (“OEMs”) and enterprises worldwide rely on our expertise in delivering fully-integrated IoT solutions to reduce complexity, get their connected loT products and services to market faster, and improve intelligence at the edge of the network.

We have sales, engineering, and research and development teams located in offices around the world. The primary markets for our products are North America, Europe and Asia Pacific.

We operate our business under three reportable segments:

OEM Solutions
Embedded cellular modules, short range wireless modules, Global Navigation Satellite System ("GNSS"), software and tools for OEM customers who integrate wireless connectively into their products and solutions.

Enterprise Solutions	Intelligent routers and gateways, and management solutions that enable cellular connectivity.

IoT Services
Internet services including a cloud-based platform for deploying and managing IoT applications, Smart SIM supported by our mobile core networks, managed wireless broadband services to enable worldwide customer IoT deployments and managed end-to-end IoT solutions, including smart devices, network connectivity and service applications, addressing a wide spectrum of vertical markets and industrial customers.